SUBSEQUENT EVENT NOTE (Narrative) (Details) - shares	1 Months Ended	12 Months Ended
	Feb. 13, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stock Repurchased and Retired During Period, Shares		1,536,500	554,000	396,000
Subsequent Event [Member]
Stock Repurchased During Period, Shares	4,000,000